United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: September 30, 2004
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is  a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:			3601 Green Road
				Suite 102
				Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Denise Farkas
Title: 	Senior Vice-President
Phone:	216-464-6266
Signature, Place and Date of Signing:

Denise Farkas	Cleveland, Ohio		October 20, 2004

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	44

Form 13F Information Table Value Total:	$84,166,246


	Title of		Value		Invst	Other	Voting Authority
Name of Issuer	Class	Cusip	(x$1000)	Shares	Disc	Mngrs	Sole	Shared	None

Exxon Mobil Corporation	Com	30231G102	9,320	192839	Sole		192839
Burlington Resources, Inc.	Com	122014103	2,919	71539	Sole		71539
General Elec Company	Com	369604103	2,896	86238	Sole		86238
National City Corporation	Com	635405103	2,707	70089	Sole		70089
RPM International Incorporated	Com	749685103	2,625	148743	Sole		148743
Harley Davidson Incorporated	Com	412822108	2,534	42636	Sole		42636
ConocoPhillips	Com	20825C104	2,528	30510	Sole		30510
Bank Of America Corporation	Com	060505104	2,488	57411	Sole		57411
Clorox Company Del	Com	189054109	2,433	45655	Sole		45655
Masco Corporation	Com	574599106	2,406	69665	Sole		69665
Novartis A G ADR (Switzerland)	Com	66987V109	2,367	50728	Sole		50728
Target Corporation	Com	87612E106	2,361	52180	Sole		52180
Citigroup Incorporated	Com	172967101	2,316	52488	Sole		52488
Danaher Corporation Del	Com	235851102	2,254	43955	Sole		43955
Greif Inc Class A	Com	397624107	2,206	52335	Sole		52335
American International Group Incorporated	Com	026874107	2,164	31834	Sole		31834
Microsoft Corporation	Com	594918104	2,154	77890	Sole		77890
Progressive Corporation Ohio	Com	743315103	2,154	25411	Sole		25411
L-3 Communications Hldgs Incorporated	Com	502424104	2,121	31661	Sole		31661
Valero Energy Corporation New	Com	91913Y100	2,017	25150	Sole		25150
Harrahs Entertainment Incorporated	Com	413619107	1,955	36895	Sole		36895
Pfizer Incorporated	Com	717081103	1,931	63112	Sole		63112
Amgen Incorporated	Com	031162100	1,913	33679	Sole		33679
Becton Dickinson & Company	Com	075887109	1,888	36510	Sole		36510
Steris Corporation	Com	859152100	1,852	84390	Sole		84390
Sungard Data Systems Incorporated	Com	867363103	1,844	77570	Sole		77570
Medtronic Incorporated	Com	585055106	1,834	35346	Sole		35346
BP PLC ADR	Com	055622104	1,770	30768	Sole		30768
Wal Mart Stores Incorporated	Com	931142103	1,752	32933	Sole		32933
Intel Corporation	Com	458140100	1,749	87210	Sole		87210
Cisco Systems Incorporated	Com	17275R102	1,599	88345	Sole		88345
Applied Matls Incorporated	Com	038222105	1,557	94395	Sole		94395
Alcoa Incorporated	Com	013817101	1,508	44882	Sole		44882
E M C Corporation Mass	Com	268648102	1,389	120400	Sole		120400
Chevrontexaco Corporation	Com	166764100	1,389	25900	Sole		25900
International Business Machines	Com	459200101	607	7076	Sole		7076
Fifth Third Bancorp	Com	316773100	550	11181	Sole		11181
Verizon Communications	Com	92343V104	395	10023	Sole		10023
Sky Finl Group Incorporated	Com	83080P103	335	13419	Sole		13419
Altria Group Incorporated	Com	02209S103	302	6430	Sole		6430
America Movil S A De C V Spon Adr L Shs (M	Com	02364W105	284	7276	Sole		7276
US Bancorp 	Com	902973304	282	9775	Sole		9775
Procter & Gamble Company	Com	742718109	267	4936	Sole		4936
Lincoln Elec Hldgs Incorporated	Com	533900106	243	7750	Sole		7750